Taxation (Details) - Schedule of significant components of net deferred tax assets - Restated [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxation (Details) - Schedule of significant components of net deferred tax assets [Line Items]
Tax losses	$ 4,475,379	$ 6,239,757
Allowance for doubtful accounts	1,053,028	773,701
Accrued expenses	716,673	257,966
Impairment	301,150	310,430
Non-deductible education expense	756	818
Lease liabilities	112,203	191,758
Amortization of intangible assets	972,696
Valuation allowance	(3,611,707)	(2,685,373)
Total deferred tax assets	4,020,178	5,089,057
Right-of-use assets	(131,604)	(182,770)
Deferred tax assets, net	$ 3,888,574	$ 4,906,287